DEBT	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT
DEBT

(in thousands of $)	2014	2013
U.S. dollar denominated floating rate debt:
$175 Million Loan	125,000	95,000
$420 Million Loan	238,500	—
Total debt	363,500	95,000
Less: current portion	(19,812)	—
	343,688	95,000

$58.24 Million Loan
In July 2010, the Company entered into a $58.24 million credit facility consisting of four tranches of $14.56 million each in respect of each VLCC in the fleet at that time. Repayments were made on a quarterly basis with a balloon payment at the final maturity date in June 2015. The loan bears interest at LIBOR plus a margin. As of December 31, 2014, the outstanding balance was nil (December 31, 2013: nil) as a result of loan repayments of $41.3 million due to the sale of three VLCCs during 2012 and a final repayment of $12.4 million during 2013 upon the sale of the VLCC Mayfair.

$175 Million Loan
In December 2010, the Company refinanced the $105 million loan facility and entered into a $175 million credit facility consisting of four tranches of $25.0 million, each relating to a Capesize vessel, and a revolving debt facility of $75 million. The loan is secured by, among other things, a first priority mortgage on the applicable vessel. The loan has an interest rate of LIBOR plus a margin of 2.50%. In May 2013, the revolving debt facility of $75.0 million was reduced to $40.0 million. In May 2014, the repayment profile of the $135 million term loan facility was changed from a balloon repayment of the full amount in May 2015 to four quarterly installments commencing in May 2015, each equal to 1/48 of the outstanding loan amount, and a balloon payment for the remaining balance in May 2016. During 2014, $30.0 million was drawn down from this facility to part finance the 2013-built Capesize bulk carrier, Bulk China (renamed KSL China), purchased from Karpasia in April 2014 with a similar repayment profile to that agreed in May 2014. As of December 31, 2014, the outstanding balance was $125.0 million and $10.0 million was available for vessel acquisitions but undrawn.

$420 Million Loan
In June 2014, the Company entered into a term loan facility of up to $420.0 million, depending on the market values of the vessels at the time of draw down, consisting of fourteen tranches of $30.0 million to finance, in part, fourteen of the Company's newbuildings. Each tranche is repayable by quarterly installments of $$375,000 and all amounts outstanding shall be repaid on the final maturity date, which will be no later than 72 months after the first drawdown date or June 2020. The final draw down date must be no later than October 2016. The loan has an interest rate of LIBOR plus a margin of 2.50%. The Company drew down six tranches of $30.0 million each in the third quarter of 2014 as part financing of the KSL Seattle, KSL Sapporo, KSL Sydney, KSL Singapore, KSL Salvador and KSL Santiago and drew down two tranches of $30.0 million each in the fourth quarter of 2014 as part financing of the KSL San Francisco and KSL Santos. Also in the fourth quarter, the Company paid four installments of $375,000 each. As of December 31, 2014, $238.5 million had been drawn under the facility and the available, undrawn amount was $180.0 million.

As of December 31, 2014, both of the Company's loan agreements contain a loan-to-value clause, which could require the Company to post collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings decrease below a required level. In addition, the loan agreements contains certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. The loans also include cross default provisions. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations.

In addition, none of its vessel owning subsidiaries may sell, transfer or otherwise dispose of their interests in the vessels they own without the prior written consent of the applicable lenders unless, in the case of a vessel sale, the outstanding borrowings under the credit facility applicable to that vessel are repaid in full.

The Company was in compliance with all of the financial and other covenants contained in its loan agreements as of December 31, 2014.

The outstanding debt as of December 31, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31,
2015	19,812
2016	129,188
2017	12,000
2018	12,000
2019	12,000
Thereafter	178,500
363,500

Assets pledged

As of December 31, 2014, thirteen vessels (2013: four vessels) with an aggregate carrying value of $852.7 million (2013: 262.7 million) were pledged as security for the Company's floating rate debt.